Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Dec. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2025
C000226848
Account Value [Line Items]
Accumulated Value	$ 10,000	$ 10,900		$ 11,423	$ 11,353	$ 12,764	$ 12,756	$ 12,790	$ 11,772	$ 12,999	$ 13,819	$ 14,682
C000011079
Account Value [Line Items]
Accumulated Value	10,000	10,064		13,372	10,886	13,749	18,637	15,185	11,476	11,972	13,355	16,577
C000011091
Account Value [Line Items]
Accumulated Value	10,000	12,323		14,531	11,930	16,276	13,800	18,505	14,826	16,366	20,006	22,113
C000011086
Account Value [Line Items]
Accumulated Value	10,000	8,695		7,133	7,422	5,719	4,254	3,206	3,755	3,182	2,746	2,348
C000011092
Account Value [Line Items]
Accumulated Value	10,000	8,452		10,357	9,659	11,248	12,978	15,019	13,861	15,267	15,245	20,433
C000011088
Account Value [Line Items]
Accumulated Value	10,000	10,966		13,087	12,283	15,830	18,368	23,205	18,625	23,047	28,231	32,625
C000011107
Account Value [Line Items]
Accumulated Value	10,000	12,165		11,907	10,109	11,602	11,967	14,171	11,164	14,716	19,520	23,602
C000011094
Account Value [Line Items]
Accumulated Value	10,000	10,418		12,332	12,408	15,465	19,848	21,879	14,980	19,782	24,616	25,972
C000011095
Account Value [Line Items]
Accumulated Value	10,000	10,354		11,913	10,150	12,846	16,834	20,141	15,167	15,762	17,395	17,365
C000032805
Account Value [Line Items]
Accumulated Value	10,000	11,294		13,959	13,118	16,028	17,215	20,229	18,438	20,935	23,478	26,323
C000024086
Account Value [Line Items]
Accumulated Value	10,000	11,101		14,793	12,534	15,572	19,732	16,178	13,559	15,635	16,863	22,955
C000011096
Account Value [Line Items]
Accumulated Value	10,000	12,418		12,024	9,593	10,409	6,822	10,365	16,525	16,113	16,720	17,700
C000011080
Account Value [Line Items]
Accumulated Value	10,000	10,781		12,906	11,083	13,054	11,849	14,755	13,610	15,987	16,682	21,619
C000012425
Account Value [Line Items]
Accumulated Value	10,000	9,414		10,211	9,566	9,342	9,791	9,005	8,216	8,482	8,048	8,918
C000011097
Account Value [Line Items]
Accumulated Value	10,000	11,532		13,629	12,208	15,903	15,622	20,325	17,247	19,642	25,229	28,485
C000011112
Account Value [Line Items]
Accumulated Value	10,000	10,002		10,004	10,046	10,123	10,128	10,129	10,232	10,657	11,117	11,481
C000011098
Account Value [Line Items]
Accumulated Value	10,000	9,595		11,602	12,116	14,463	16,552	20,116	18,904	19,060	19,216	21,630
C000011100
Account Value [Line Items]
Accumulated Value	10,000	11,755		14,387	12,551	16,378	19,123	22,260	18,787	21,848	25,227	29,579
C000024087
Account Value [Line Items]
Accumulated Value	10,000	9,907		12,067	10,165	12,124	12,718	13,840	11,564	13,362	13,479	17,250
C000011101
Account Value [Line Items]
Accumulated Value	10,000	10,553		14,357	15,065	17,782	26,819	28,242	15,214	22,798	29,487	32,178
C000011081
Account Value [Line Items]
Accumulated Value	10,000	10,041		11,894	10,510	12,612	14,621	15,190	13,683	18,404	22,493	29,396
C000011114
Account Value [Line Items]
Accumulated Value	10,000	10,501		13,157	12,913	16,643	21,790	28,297	19,627	25,096	33,574	40,275
C000011113
Account Value [Line Items]
Accumulated Value	10,000	11,543		13,094	11,702	15,186	15,178	18,657	17,384	20,877	23,052	25,674
C000011093
Account Value [Line Items]
Accumulated Value	10,000	11,849		14,569	11,997	14,122	16,450	20,666	18,777	21,102	20,776	22,448
C000012418
Account Value [Line Items]
Accumulated Value	10,000	11,819		13,406	11,682	14,430	15,983	19,533	16,619	18,917	21,024	22,029
C000011116
Account Value [Line Items]
Accumulated Value	10,000	11,287		13,354	11,754	14,604	17,655	20,651	16,450	19,010	21,651	22,879
C000011115
Account Value [Line Items]
Accumulated Value	10,000	12,434		13,753	11,925	14,797	15,137	19,456	17,812	20,207	22,197	23,494
C000011110
Account Value [Line Items]
Accumulated Value	10,000	10,526		13,722	13,466	18,408	26,795	33,442	22,101	33,633	41,513	49,242
C000011102
Account Value [Line Items]
Accumulated Value	10,000	9,627		10,624	9,965	11,364	12,786	14,218	13,347	12,614	13,044	16,871
C000011103
Account Value [Line Items]
Accumulated Value	10,000	15,581		16,404	14,194	20,721	25,715	23,417	20,837	21,145	22,536	56,411
C000011104
Account Value [Line Items]
Accumulated Value	10,000	10,572		11,423	10,772	13,655	12,796	17,540	12,882	14,136	14,637	14,730
C000011111
Account Value [Line Items]
Accumulated Value	10,000	9,484		8,355	8,703	7,187	5,268	5,264	8,342	8,488	10,102	10,270
C000011105
Account Value [Line Items]
Accumulated Value	10,000	12,771		17,311	15,540	23,274	33,713	50,059	31,285	60,589	103,445	146,577
C000033012
Account Value [Line Items]
Accumulated Value	10,000	8,355		6,516	6,670	5,386	4,260	3,420	3,619	3,329	3,104	2,817
C000024064
Account Value [Line Items]
Accumulated Value	10,000	8,376		6,044	6,805	5,376	3,669	4,034	4,304	3,797	3,621	2,674
C000024065
Account Value [Line Items]
Accumulated Value	10,000	9,410		7,469	8,624	7,122	5,915	5,123	5,760	5,167	5,348	4,235
C000011087
Account Value [Line Items]
Accumulated Value	10,000	7,981		6,796	7,541	5,945	4,361	3,311	3,621	3,283	3,068	2,929
C000011090
Account Value [Line Items]
Accumulated Value	10,000	8,994		6,724	6,529	4,698	2,688	2,013	2,718	1,838	1,540	1,297
C000011089
Account Value [Line Items]
Accumulated Value	10,000	7,840		6,727	7,426	5,883	4,002	3,240	3,817	3,402	3,180	2,860
C000011099
Account Value [Line Items]
Accumulated Value	10,000	11,968		13,455	11,721	14,487	16,958	19,142	14,960	17,191	18,817	20,861
C000011078
Account Value [Line Items]
Accumulated Value	10,000	12,023		13,582	12,802	15,249	17,901	21,596	16,756	19,302	20,807	21,559
C000011117
Account Value [Line Items]
Accumulated Value	10,000	12,877		14,128	12,120	14,854	15,012	19,299	16,903	19,090	20,211	21,221
C000011106
Account Value [Line Items]
Accumulated Value	10,000	11,234		15,187	14,838	21,543	31,194	42,099	27,060	42,740	51,201	62,770
C000011082
Account Value [Line Items]
Accumulated Value	10,000	11,860		16,724	14,131	22,634	27,122	42,891	26,112	37,924	53,859	66,992
C000011083
Account Value [Line Items]
Accumulated Value	10,000	13,791		17,771	13,014	19,233	20,237	29,681	20,133	24,605	28,793	29,713
C000011085
Account Value [Line Items]
Accumulated Value	10,000	10,862		18,284	16,523	29,687	55,306	84,346	32,954	71,003	100,407	129,778
C000032809
Account Value [Line Items]
Accumulated Value	10,000	6,824		4,101	4,134	2,610	1,424	919	986	801	662	511
C000012429
Account Value [Line Items]
Accumulated Value	10,000	7,979		4,394	3,884	1,923	549	314	491	209	138	92
C000011084
Account Value [Line Items]
Accumulated Value	10,000	13,959		17,476	12,766	18,809	21,891	26,993	15,201	18,610	20,601	23,265
C000011109
Account Value [Line Items]
Accumulated Value	10,000	9,969		10,915	10,323	12,204	14,729	13,686	7,979	7,983	6,959	7,040
C000011108
Account Value [Line Items]
Accumulated Value	10,000	11,507		12,732	13,099	16,095	15,709	18,130	18,084	16,530	20,047	22,850
iBoxx Liquid High Yield Index USD TR
Account Value [Line Items]
Line Graph and Table Measure Name			Markit iBoxx $ Liquid High Yield Index
Accumulated Value	10,000	11,533		12,264	12,078	13,848	14,494	15,143	13,516	15,263	16,471	17,925
Profunds Asia 30 Index
Account Value [Line Items]
Line Graph and Table Measure Name			ProFunds Asia 30 Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Accumulated Value	10,000	10,085		13,366	10,854	13,618	18,515	14,983	11,342	11,816	12,931	16,039
S&P Banks Select Industry Index (TR)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Banks Select Industry Index
Accumulated Value	10,000	13,132		14,536	11,718	15,255	13,952	18,697	15,987	16,869	20,951	23,615
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,196		13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
S&P Biotechnology Select Industry Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Biotechnology Select Industry Index
Accumulated Value	10,000	8,439		12,140	10,320	13,657	20,226	16,104	11,978	12,907	13,060	17,759
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,196		13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
S&P Communication Services Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Communication Services Select Sector Index
Accumulated Value	10,000	11,161		13,892	12,936	16,997	21,584	25,046	15,614	23,896	32,210	39,646
S&P Consumer Discretionary Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Consumer Discretionary Select Sector Index
Accumulated Value	10,000	10,603		13,039	13,271	17,071	22,150	28,354	18,082	25,280	32,009	34,393
S&P Consumer Staples Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Consumer Staples Select Sector Index
Accumulated Value	10,000	10,515		11,892	10,944	13,974	15,411	18,080	17,954	17,812	20,010	20,332
DJ Industrial Average - Total Return
Account Value [Line Items]
Accumulated Value	10,000	11,650		14,924	14,405	18,056	19,811	23,961	22,317	25,928	29,814	34,263
S&P Emerging 50 ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging 50 ADR Index (USD)
Accumulated Value	10,000	11,254		15,248	13,134	16,475	21,184	17,670	15,029	17,619	19,322	26,792
S&P Energy Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Energy Select Sector Index
Accumulated Value	10,000	12,824		12,713	10,413	11,671	7,838	12,026	19,790	19,672	20,784	22,453
ProFunds Europe 30 Index
Account Value [Line Items]
Line Graph and Table Measure Name			ProFunds Europe 30 Index<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup>
Accumulated Value	10,000	10,501		12,309	10,355	11,959	10,899	13,482	12,209	14,075	14,388	18,389
ICE US DOLLAR INDEX
Account Value [Line Items]
Line Graph and Table Measure Name			ICE<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> U.S. Dollar Index
Accumulated Value	10,000	10,370		9,353	9,734	9,779	9,111	9,694	10,486	10,273	10,993	9,963
S&P Financial Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Financial Select Sector Index
Accumulated Value	10,000	12,280		15,004	13,049	17,241	16,949	22,887	20,476	22,964	29,981	34,485
S&P 500 Health Care Sector TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Health Care Select Sector Index
Accumulated Value	10,000	9,731		11,879	12,647	15,281	17,336	21,866	21,438	21,879	22,444	25,720
S&P Industrial Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Industrials Select Sector Index
Accumulated Value	10,000	12,013		14,908	12,966	16,774	18,630	22,564	21,328	25,195	29,597	35,345
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Accumulated Value	10,000	10,100		12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
Dow Jones Internet Composite Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Internet Composite℠ Index
Accumulated Value	10,000	10,745		14,866	15,873	19,060	29,259	31,298	17,138	26,089	34,208	38,023
Nikkei 225 Stock Average-USD
Account Value [Line Items]
Line Graph and Table Measure Name			Nikkei 225 Stock Average - USD
Accumulated Value	10,000	10,587		13,309	12,174	14,901	18,584	17,770	14,477	17,635	19,175	24,797
S&P 500 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	10,689		13,622	13,621	17,861	23,840	31,471	22,217	28,889	39,311	48,029
S&P 500 Value Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	11,740		13,543	12,331	16,268	16,489	20,594	19,519	23,858	26,790	30,323
S&P Materials Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Materials Select Sector Index
Accumulated Value	10,000	11,686		14,482	12,345	15,362	18,505	23,564	20,674	23,267	23,316	25,653
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	12,074		14,035	12,480	15,749	17,900	22,332	19,416	22,607	25,756	27,688
S&P MidCap 400 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	11,477		13,764	12,341	15,585	19,133	22,749	18,436	21,660	25,113	26,986
S&P MidCap 400 Value TR (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	12,653		14,211	12,524	15,790	16,379	21,400	19,916	22,981	25,673	27,619
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,727		14,267	14,272	19,903	29,631	37,781	25,547	39,630	49,888	60,377
S&P Pharmaceuticals Select Industry Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Pharmaceuticals Select Industry Index
Accumulated Value	10,000	7,681		8,617	7,321	9,213	10,557	9,459	8,493	8,727	9,139	12,023
Dow Jones Precious Metals Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones Precious Metals℠ Index
Accumulated Value	10,000	15,983		17,276	15,337	22,950	29,263	27,284	24,907	25,979	28,453	73,265
S&P Real Estate Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Real Estate Select Sector Index
Accumulated Value	10,000	10,330		11,451	11,197	14,445	14,143	20,677	15,274	17,161	18,060	18,548
S&P U.S. Treasury Bond Current 30-Year TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P U.S. Treasury Bond Current 30-Year Total Retun Index
Accumulated Value	10,000	10,062		11,005	10,749	12,440	14,789	14,053	9,352	9,577	8,798	9,115
Dow Jones U.S. Semiconductors Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Dow Jones U.S. Semiconductors℠ Index
Accumulated Value	10,000	12,994		17,955	16,393	24,992	36,757	55,550	35,309	69,542	120,784	174,535
DJ Industrial Average - Total Return
Account Value [Line Items]
Accumulated Value	10,000	11,650		14,924	14,405	18,056	19,811	23,961	22,317	25,928	29,814	34,263
S&P Emerging 50 ADR Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Emerging 50 ADR Index (USD)
Accumulated Value	10,000	11,254		15,248	13,134	16,475	21,184	17,670	15,029	17,619	19,322	26,792
MSCI EAFE Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI EAFE Index
Accumulated Value	10,000	10,100		12,628	10,887	13,284	14,322	15,935	13,632	16,118	16,735	21,959
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	12,074		14,035	12,480	15,749	17,900	22,332	19,416	22,607	25,756	27,688
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,727		14,267	14,272	19,903	29,631	37,781	25,547	39,630	49,888	60,377
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	12,131		13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
Russell 2000 Total Return
Account Value [Line Items]
Accumulated Value	10,000	12,131		13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
S&P SmallCap 600 Growth TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Accumulated Value	10,000	12,216		14,022	13,453	16,296	19,490	23,899	18,862	22,088	24,214	25,515
S&P SmallCap 600 Value TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P SmallCap 600<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Accumulated Value	10,000	13,132		14,644	12,793	15,932	16,335	21,390	19,028	21,861	23,515	25,090
S&P Technology Select Sector Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Technology Select Sector Index
Accumulated Value	10,000	11,501		15,477	15,255	22,927	32,990	44,443	32,157	50,208	61,123	76,230
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	11,196		13,640	13,042	17,149	20,304	26,132	21,399	27,025	33,786	39,827
S&P MidCap 400 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P MidCap 400<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	12,074		14,035	12,480	15,749	17,900	22,332	19,416	22,607	25,756	27,688
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,727		14,267	14,272	19,903	29,631	37,781	25,547	39,630	49,888	60,377
DJ Industrial Average - Total Return
Account Value [Line Items]
Accumulated Value	10,000	11,650		14,924	14,405	18,056	19,811	23,961	22,317	25,928	29,814	34,263
NASDAQ 100 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq-100<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	10,727		14,267	14,272	19,903	29,631	37,781	25,547	39,630	49,888	60,377
Russell 2000 Total Return
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Accumulated Value	10,000	12,131		13,908	12,376	15,535	18,636	21,397	17,024	19,906	22,203	25,047
S&P U.S. Treasury Bond Current 30-Year TR Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P U.S. Treasury Bond Current 30-Year Total Retun Index
Accumulated Value	10,000	10,062		11,005	10,749	12,440	14,789	14,053	9,352	9,577	8,798	9,115
S&P 500 Utilities Sector Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Utilities Select Sector Index
Accumulated Value	$ 10,000	$ 11,628		$ 13,036	$ 13,572	$ 17,148	$ 17,231	$ 20,275	$ 20,593	$ 19,134	$ 23,618	$ 27,407
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
MSCI AC ASIA PACIFIC ex JAPAN Net (USD)
Account Value [Line Items]
Line Graph and Table Measure Name			MSCI AC Asia Pacific Free Excluding Japan Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
STOXX Europe 50 Index
Account Value [Line Items]
Line Graph and Table Measure Name			STOXX Europe 50<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Nikkei 225 Stock Average-JPY
Account Value [Line Items]
Line Graph and Table Measure Name			Nikkei 225 Stock Average - JPY
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Global 1200 (TR)
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Global 1200 Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index
S&P Composite 1500 TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Composite 1500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index
S&P 500 Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
NASDAQ Composite Index TR
Account Value [Line Items]
Line Graph and Table Measure Name			Nasdaq Composite Index
Russell 3000 Total Return Index
Account Value [Line Items]
Line Graph and Table Measure Name			Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
S&P Total Market Index
Account Value [Line Items]
Line Graph and Table Measure Name			S&P Total Market Index